Lease Arrangements - Right of Use Assets - Carrying Amounts and Depreciation Charge (Detail)	3 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 267,111
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	267,111
Depreciation charge for right-of-use assets	$ 56,739